UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                          ICM Small Company Portfolio
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-234-5426

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



ICM SMALL COMPANY PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2004

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2004
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .......................................................   1

Statement of Net Assets ....................................................   3

Statement of Operations ....................................................   9

Statement of Changes in Net Assets .........................................  10

Financial Highlights .......................................................  11

Notes to Financial Statements ..............................................  12

--------------------------------------------------------------------------------



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2004

Dear Shareholder:

After a disappointing first fiscal quarter, the ICM Small Company Portfolio performed relatively well over the last three months compared to its primary benchmark, the Russell 2000 Value Index.

                                                           TOTAL RETURNS
                                    ---------------------------------------------------------
                                    1ST FISCAL QUARTER   2ND FISCAL QUARTER   1ST FISCAL HALF
                                    ---------------------------------------------------------
                                      NOV. 1, 2003-        FEB. 1, 2004-       NOV. 1, 2003-
                                      JAN. 31, 2004        APRIL 30, 2004     APRIL 30, 2004
                                    ------------------   ------------------   ---------------
ICM SMALL COMPANY PORTFOLIO ........      6.10%                 0.44%              6.56%
Russell 2000 Value Index ...........     11.31%                -2.00%              9.09%
Russell 2000 Index .................     10.24%                -3.36%              6.54%
Russell 2000 Growth Index ..........      9.17%                -4.72%              4.01%
S&P 500 Composite Index ............      8.11%                -1.71%              6.27%
---------------------------------------------------------------------------------------------

April was a particularly weak month for small capitalization stocks as long-term interest rates rose sharply and the situation in Iraq deteriorated. Both events injected a heightened degree of uncertainty into the investment environment, which had been quite benign for most of the last twelve months. Strong corporate earnings will act as a counterweight to these issues, and, after their recent correction, stocks appear to have room to move higher from a valuation point of view. Until recently, small cap stocks had significantly outperformed large cap stocks. This disparity may narrow as investors move to lower risk profiles as clearly happened in April.


Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than their original cost. The Portfolio's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike, a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. The Portfolio is distributed by SEI Investments Distribution Co.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 92.8%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------     -----------

AUTO & TRANSPORTATION -- 3.3%
   American Axle & Manufacturing Holdings* (A) ..    415,000     $   15,965,050
   BorgWarner ...................................    208,000         17,043,520
   Swift Transportation* ........................    520,000          8,798,400
                                                                 --------------
                                                                     41,806,970
                                                                 --------------
CONSUMER DISCRETIONARY -- 17.4%
   American Italian Pasta, Cl A* (A) ............    302,000          9,349,920
   Buckle .......................................    167,800          4,584,296
   Burlington Coat Factory Warehouse ............    200,000          3,792,000
   CBRL Group (A) ...............................    234,000          8,786,700
   Central Garden and Pet* (A) ..................    195,000          7,509,450
   Finlay Enterprises* ..........................    310,100          6,000,435
   FTI Consulting* (A) ..........................    375,000          6,168,750
   Furniture Brands International ...............    400,000         11,256,000
   G&K Services, Cl A (A) .......................    145,900          5,529,610
   Hancock Fabrics (A) ..........................    365,000          5,423,900
   Jakks Pacific* (A) ...........................    527,500          9,162,675
   MAXIMUS* .....................................    314,000         10,990,000
   Men's Wearhouse* (A) .........................    360,000          9,176,400
   Mohawk Industries* ...........................     90,000          6,942,600
   Navigant International* (A) ..................    514,900          9,644,077
   New England Business Service (A) .............    200,000          6,942,000
   Pier 1 Imports ...............................    570,000         11,776,200
   ProQuest* (A) ................................    336,900          8,995,230
   Ralcorp Holdings* (A) ........................    410,000         14,272,100
   Rex Stores* ..................................    350,000          5,005,000
   Ruby Tuesday (A) .............................    424,300         12,695,056
   Russ Berrie (A) ..............................     70,400          2,008,512
   Scholastic* (A) ..............................    221,900          6,293,084
   ShopKo Stores* (A) ...........................    430,100          5,703,126
   Toro (A) .....................................    300,000         17,445,000
   West* (A) ....................................    550,000         13,436,500
                                                                 --------------
                                                                    218,888,621
                                                                 --------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------     -----------

ENERGY -- 6.5%
   Core Laboratories* (A) .......................    360,000     $    8,186,400
   Equitable Resources ..........................    310,000         14,566,900
   Oceaneering International* (A) ...............    470,000         13,160,000
   Penn Virginia (A) ............................    260,000         17,100,200
   St. Mary Land & Exploration (A) ..............    260,000          9,399,000
   Stone Energy* ................................    150,000          7,380,000
   Unit* (A) ....................................    260,000          7,345,000
   Westport Resources* ..........................    150,000          5,134,500
                                                                 --------------
                                                                     82,272,000
                                                                 --------------
FINANCIAL SERVICES -- 10.3%
   Coinstar* (A) ................................    498,800          8,604,300
   Colonial BancGroup ...........................    210,000          3,618,300
   CVB Financial (A) ............................    341,000          6,997,320
   First Niagara Financial Group ................    107,600          1,355,760
   Hanmi Financial (A) ..........................    205,804          5,097,765
   Hub International Ltd. .......................    311,400          5,714,190
   Investors Financial Services (A) .............    225,900          8,780,733
   John H. Harland (A) ..........................    619,000         19,071,390
   NDCHealth (A) ................................    535,000         12,235,450
   Prosperity Bancshares (A) ....................    490,000         11,353,300
   Reinsurance Group of America (A) .............    156,000          6,055,920
   Scottish Re Group Ltd. (A) ...................    500,000         10,940,000
   Sterling Bancorp (A) .........................     97,800          2,701,236
   Triad Guaranty* (A) ..........................    190,000         10,393,000
   UCBH Holdings (A) ............................    260,000          9,625,200
   West Coast Bancorp ...........................    306,900          6,751,800
                                                                 --------------
                                                                    129,295,664
                                                                 --------------
HEALTH CARE -- 12.1%
   Apria Healthcare Group* (A) ..................    435,000         12,545,400
   Bio-Rad Laboratories, Cl A* ..................    280,000         16,408,000
   Conmed* (A) ..................................    415,000         10,242,200
   Covance* (A) .................................    470,000         15,857,800
   Cytyc* (A) ...................................    600,000         12,840,000
   Dentsply International (A) ...................    300,000         14,538,000
   Genesis HealthCare* ..........................    262,500          6,139,875



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------     -----------

HEALTH CARE -- CONTINUED
   Hooper Holmes (A) ............................  1,090,400     $    6,008,104
   MedQuist* ....................................    267,800          3,644,758
   NeighborCare* (A) ............................    525,000         12,148,500
   Omnicare (A) .................................    450,000         18,666,000
   Quinton Cardiology Systems* ..................    368,300          3,837,686
   US Oncology* (A) .............................    786,400         11,717,360
   Viasys Healthcare* (A) .......................     82,300          1,596,620
   Vital Signs (A) ..............................    200,000          6,426,000
                                                                 --------------
                                                                    152,616,303
                                                                 --------------
MATERIALS & PROCESSING -- 13.7%
   Aptargroup ...................................    440,000         17,292,000
   Armor Holdings* (A) ..........................    347,600         11,484,704
   Cambrex (A) ..................................    440,000         10,876,800
   Clarcor ......................................    301,700         13,280,834
   Eagle Materials (A) ..........................    150,000          9,855,000
   Griffon* (A) .................................    763,600         16,761,020
   Hughes Supply (A) ............................    335,000         18,723,150
   MacDermid (A) ................................    424,900         13,758,262
   Martin Marietta Materials ....................    125,000          5,406,250
   Minerals Technologies (A) ....................    291,400         17,090,610
   Northwest Pipe* (A) ..........................    175,000          2,642,500
   Olin (A) .....................................    415,000          7,167,050
   Precision Castparts ..........................    104,097          4,685,406
   Quaker Chemical (A) ..........................    272,800          6,890,928
   Spartech (A) .................................    735,600         16,779,036
                                                                 --------------
                                                                    172,693,550
                                                                 --------------
PRODUCER DURABLES -- 12.4%
   Ametek .......................................    550,000         14,575,000
   Baldor Electric (A) ..........................    127,000          2,867,660
   Belden .......................................    292,000          5,107,080
   C&D Technologies .............................    571,000          8,850,500
   Diebold ......................................    260,000         11,983,400
   Entegris* ....................................    913,400          9,271,010
   ESCO Technologies* (A) .......................    183,400          8,858,220
   Heico, Cl A (A) ..............................    743,600          9,332,180



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------     -----------

PRODUCER DURABLES -- CONTINUED
   MDC Holdings (A) ............................     500,000     $   30,895,000
   Photronics* (A) .............................     315,000          4,690,350
   Pulte Homes .................................     200,000          9,834,000
   Quixote (A) .................................     280,000          5,432,000
   Regal-Beloit (A) ............................     325,000          6,503,250
   Ryland Group ................................     160,000         12,632,000
   Teleflex ....................................     125,000          5,706,250
   Ultratech* (A) ..............................     383,900          6,184,629
   Woodhead Industries .........................     240,000          3,540,000
                                                                 --------------
                                                                    156,262,529
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
   AMLI Residential Properties Trust ...........     190,000          4,807,000
   Camden Property Trust (A) ...................     140,000          5,924,800
   First Industrial Realty Trust (A) ...........     125,000          4,206,250
   Gables Residential Trust (A) ................     165,000          5,247,000
   Healthcare Realty Trust (A) .................     100,000          3,585,000
   LaSalle Hotel Properties (A) ................     250,000          5,500,000
   Liberty Property Trust ......................     175,000          6,396,250
   Mack-Cali Realty ............................     100,000          3,735,000
   Mills (A) ...................................     235,000          9,541,000
   Parkway Properties (A) ......................     100,000          3,970,000
   Prentiss Properties Trust ...................     175,000          5,607,000
   Ramco-Gershenson Properties (A) .............     100,000          2,368,000
   Reckson Associates Realty (A) ...............     200,000          4,754,000
                                                                 --------------
                                                                     65,641,300
                                                                 --------------
TECHNOLOGY -- 11.9%
   Adaptec* (A) ................................   1,460,000         11,417,200
   Ansys* (A) ..................................     290,000         10,744,500
   Boston Communications Group* (A) ............      58,200            626,232
   CCC Information Services Group* (A) .........     395,000          6,359,500
   CommScope* (A) ..............................     547,000          9,577,970
   EMS Technologies* (A) .......................     350,000          6,163,500
   Hutchinson Technology* (A) ..................     315,000          7,745,850
   Imation (A) .................................     525,000         20,459,250
   Itron* (A) ..................................     476,000         10,176,880



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------     -----------

TECHNOLOGY -- CONTINUED
   Kemet* (A) ..................................     650,000     $    8,047,000
   Mantech International, Cl A* (A) ............      52,100          1,307,710
   Mentor Graphics* (A) ........................   1,209,000         20,057,310
   Moldflow* ...................................     320,000          3,510,400
   Tekelec* (A) ................................     458,000          7,634,860
   THQ* (A) ....................................     306,700          5,686,218
   Tier Technologies, Cl B* (A) ................     735,000          7,555,800
   Trimble Navigation Ltd.* (A) ................     480,000         12,024,000
                                                                 --------------
                                                                    149,094,180
                                                                 --------------
   TOTAL COMMON STOCK
      (Cost $789,502,927) ......................                  1,168,571,117
                                                                 --------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 3.5%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.5%
   BGI Prime Money Market Fund (B) .............  25,126,897         25,126,897
   Federated Prime Value Obligations Fund (B) ..  18,765,783         18,765,783
                                                                 --------------
   TOTAL CASH EQUIVALENTS
      (Cost $43,892,680) .......................                     43,892,680
                                                                 --------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 29.2%
--------------------------------------------------------------------------------

                                                    FACE
                                                   AMOUNT
                                                 ----------
   ABN-AMRO 0.99%, dated 04/30/04,
      due 05/03/04, to be repurchased at
      $97,008,474 (collateralized by various
      U.S. Government obligations,
      valued at $98,940,481) ................... $97,000,471         97,000,471
   Barclays Capital 1.05%, dated 04/30/04,
      due 05/03/04, to be repurchased at
      $40,003,500 (collateralized by various
      asset-backed obligations, total market
      value $42,000,000) (B) ...................  40,000,000         40,000,000



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                    FACE
                                                   AMOUNT             VALUE
                                                 ----------        -----------

   Deutsche Bank Securities 1.02%, dated 04/30/04,
      due 05/03/04, to be repurchased at
      $70,006,125 (collateralized by various
      asset-backed obligations, total market
      value $73,454,885) (B) ...................$ 70,000,000     $   70,000,000
   Wachovia Securities 1.05%, dated 04/30/04,
      due 05/03/04, to be repurchased at
      $160,014,000 (collateralized by various
      asset-backed obligations, total market
      value $161,158,561) (B) .................. 160,000,000        160,000,000
                                                                 --------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $367,000,471) ......................                    367,000,471
                                                                 --------------
   TOTAL INVESTMENTS -- 125.5%
      (Cost $1,200,396,078) ....................                  1,579,464,268
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (25.5%)
   Payable Upon Return of Securities Loaned ....                   (313,892,680)
   Investment Advisory Fees Payable ............                       (744,193)
   Administration Fees Payable .................                        (79,465)
   Trustees' Fees Payable ......................                         (9,847)
   Other Assets and Liabilities, Net ...........                     (5,817,570)
                                                                 --------------
   TOTAL OTHER ASSETS AND LIABILITIES ..........                   (320,543,755)
                                                                 --------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .............................                 $  838,386,286
   Undistributed net investment income .........                        221,620
   Accumulated net realized gain on investments                      41,244,417
   Net unrealized appreciation on investments ..                    379,068,190
                                                                 --------------
   TOTAL NET ASSETS -- 100.0% ..................                 $1,258,920,513
                                                                 --------------
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value)                      38,202,278
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..........................                         $32.95
                                                                         ======
   * Non-Income Producing Security
  Cl Class
Ltd. Limited
 (A) The security or a portion of this security is on loan at April 30, 2004 (See Note 8 in the Notes to Financial Statements). The total value of securities on loan at April 30, 2004 was $306,804,542.
 (B) The security was purchased with cash collateral received from securities lending (See Note 8 in the Notes to Financial Statements). The total value of the securities as of April 30, 2004 was $313,892,680.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................    $ 5,808,100
Interest .......................................................        469,384
Securities Lending .............................................        177,558
                                                                    -----------
   TOTAL INCOME ................................................      6,455,042
                                                                    -----------
EXPENSES
Investment Advisory Fees .......................................      4,285,665
Administration Fees ............................................        468,872
Trustees' Fees .................................................          4,095
Shareholder Servicing Fees .....................................        201,688
Transfer Agent Fees ............................................         56,234
Custodian Fees .................................................         30,120
Printing Fees ..................................................         24,932
Legal Fees .....................................................         17,452
Registration and Filing Fees ...................................         16,424
Audit Fees .....................................................          8,421
Other Expenses .................................................          9,032
                                                                    -----------
   NET EXPENSES ................................................      5,122,935
                                                                    -----------
NET INVESTMENT INCOME ..........................................      1,332,107
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ...............................     41,282,670
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...........     31,885,400
                                                                    -----------
TOTAL NET GAIN ON INVESTMENTS ..................................     73,168,070
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $74,500,177
                                                                    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS            YEAR
                                                                                 ENDED             ENDED
                                                                             APRIL 30, 2004     OCTOBER 31,
                                                                              (UNAUDITED)           2003
                                                                             --------------     -----------
OPERATIONS:
   Net Investment Income .................................................   $    1,332,107   $    1,784,669
   Net Realized Gain (Loss) on Investments ...............................       41,282,670         (246,787)
   Net Change in Unrealized Appreciation
     on Investments ......................................................       31,885,400      272,713,215
                                                                             --------------   --------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ..........................................................       74,500,177      274,251,097
                                                                             --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .................................................       (1,110,487)      (2,063,364)
   Net Realized Gain .....................................................               --       (6,590,155)
   Return of Capital .....................................................               --       (1,022,363)
                                                                             --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..................................       (1,110,487)      (9,675,882)
                                                                             --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................................      174,658,073      326,780,851
   In Lieu of Cash Distributions .........................................        1,020,517        8,915,938
   Redeemed ..............................................................     (143,690,344)    (220,106,522)
                                                                             --------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ............       31,988,246      115,590,267
                                                                             --------------   --------------
      TOTAL INCREASE IN NET ASSETS .......................................      105,377,936      380,165,482
NET ASSETS:
   Beginning of Period ...................................................    1,153,542,577      773,377,095
                                                                             --------------   --------------
   End of Period (including undistributed net
     investment income of $221,620 and $0, respectively) .................   $1,258,920,513   $1,153,542,577
                                                                             ==============   ==============
SHARE TRANSACTIONS:
   Issued ................................................................        5,313,470       12,616,588
   In Lieu of Cash Distributions .........................................           31,348          372,705
   Redeemed ..............................................................       (4,416,065)      (8,804,671)
                                                                             --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ............          928,753        4,184,622
                                                                             ==============   ==============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  SELECTED PER SHARE DATA & RATIOS
                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                             SIX MONTHS
                                ENDED                      YEARS ENDED OCTOBER 31,
                           APRIL 30, 2004  -------------------------------------------------------
                             (UNAUDITED)     2003       2002(1)      2001       2000        1999
                             -----------   --------    --------    --------   --------    --------
Net Asset Value,
   Beginning of Period ......  $  30.95    $  23.37    $  23.70    $  23.32   $  22.63    $  24.35
                               --------    --------    --------    --------   --------    --------
Income (Loss) from
Operations:
   Net Investment Income ....      0.04        0.05        0.11        0.24       0.28        0.29
   Net Realized and
     Unrealized Gain (Loss) .      1.99        7.81        0.39+       2.82       3.61       (0.30)
                               --------    --------    --------    --------   --------    --------
Total from Operations .......      2.03        7.86        0.50        3.06       3.89       (0.01)
                               --------    --------    --------    --------   --------    --------
Dividends and Distributions:
   Net Investment Income ....     (0.03)      (0.06)      (0.10)      (0.26)     (0.28)      (0.29)
   Net Realized Gain ........        --       (0.19)      (0.73)      (2.42)     (2.92)      (1.42)
   Return of Capital ........        --       (0.03)         --          --         --          --
                               --------    --------    --------    --------   --------    --------
Total Dividends and
   Distributions ............     (0.03)      (0.28)      (0.83)      (2.68)     (3.20)      (1.71)
                               --------    --------    --------    --------   --------    --------
Net Asset Value,
   End of Period ............  $  32.95    $  30.95    $  23.37    $  23.70   $  23.32    $  22.63
                               ========    ========    ========    ========   ========    ========
TOTAL RETURN++ ..............      6.56%*     34.01%       1.84%      14.42%     19.71%      (0.13)%
                               ========    ========    ========    ========   ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period
   (Thousands) ..............$1,258,921  $1,153,543    $773,377    $650,124   $537,635    $559,980
Ratio of Expenses to
   Average Net Assets .......      0.84%**     0.87%       0.87%       0.90%      0.85%       0.85%
Ratio of Net Investment
   Income to Average
   Net Assets ...............      0.22%**     0.20%       0.41%       0.97%      1.22%       1.18%
Portfolio Turnover Rate .....        10%         18%         17%         24%        33%         32%

  + The amount shown for the year ended October 31, 2002 for a share outstanding throughout the period does not accord with aggregate net losses on investments for that period because of the sales and repurchases of the Portfolio shares in relation to the fluctuating market value of the investments of the Portfolio.
 ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
  * Returns are for the period indicated and have not been annualized.
 ** Annualized
(1) On June 24, 2002, The Advisors' Inner Circle Fund's ICM Small Company Portfolio acquired the assets and liabilities of the UAMICM Small Company Portfolio, a series of the UAM Funds, Inc. The operations of The Advisors' Inner Circle Fund's ICMSmall Company Portfolio prior to the acquisition were those of the predecessor fund, the UAMICMSmall Company Portfolio.
Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Securities for which prices are not available, of which there are none at April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
$250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2004 the ICM Small Company Portfolio paid the Administrator 0.08% of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets. Old Mutual (US) Holdings Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2004 the Portfolio made purchases of $162,872,889 and sales of $112,827,425 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The tax character of dividends and distributions paid during years ended October 31, 2002 and October 31, 2003 were as follows:

              ORDINARY          LONG-TERM        RETURN OF
               INCOME          CAPITAL GAIN        CAPITAL           TOTAL
             -----------       ------------      ----------       -----------
2003         $ 2,066,035       $ 6,587,484       $1,022,363       $ 9,675,882
2002          10,157,968        13,361,781               --        23,519,749

As of October 31, 2003, the components of Distributable Earnings were as follows:

     Capital Loss Carryforwards
        (Expiring 2011)                           $   (214,722)
     Unrealized Appreciation                       347,182,790
     Other Temporary Differences                       176,469
                                                  ------------
     Total Distributable Earnings                 $347,144,537
                                                  ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Portfolio at April 30, 2004 were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED    NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES      APPRECIATION
        --------------     ------------     -------------     ------------
        $1,200,396,078     $409,561,690     $(30,493,500)     $379,068,190

8. SECURITIES LENDING:

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

9. OTHER:

At April 30, 2004, one shareholder held 10.34% of the total shares outstanding of the Portfolio.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                P.O. Box 219009
                             Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                              Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolio described.


ICM-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Advisors' Inner Circle Fund

                                     /s/James F. Volk
By (Signature and Title)*            ------------------------------------
                                     James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     /s/James F. Volk
By (Signature and Title)*            ------------------------------------
                                     James F. Volk, President

Date 6/25/04

                                     /s/Jennifer E. Spratley
By (Signature and Title)*            ------------------------------------
                                     Jennifer E. Spratley, Controller and Chief
                                     Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.